Cover	Dec. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2025
Entity File Number	001-33608
Entity Registrant Name	lululemon athletica inc.
Entity Central Index Key	0001397187
Entity Tax Identification Number	20-3842867
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1818 Cornwall Avenue
Entity Address, Address Line Two	Vancouver
Entity Address, Address Line Three	British Columbia
Entity Address, City or Town	Canada
Entity Address, Postal Zip Code	V6J 1C7
City Area Code	(604)
Local Phone Number	732-6124
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.005 per share
Trading Symbol	LULU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false